Commitments and Contingencies - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Material income and expense [abstract]
Rental expense related to operating leases	¥ 25,493	¥ 21,240	¥ 10,329